Long Term Debt - Repayment of the Term Loan - Additional Information (Details) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 03, 2020	Jan. 02, 2021	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Debt Instrument [Line Items]
Gain loss on debt extinguishment	$ 7,300,000	$ (7,281,000)	$ 0	$ 0	$ (488,000)
Term Loan
Debt Instrument [Line Items]
Percentage of periodic principal repayment		0.25%	0.25%
Excess cash flow payment		$ 0	$ 0
Amendment of term loan | Term Loan
Debt Instrument [Line Items]
Gain loss on debt extinguishment				$ 500,000